Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Sales	$ 4,893,758	$ 3,930,503	$ 13,315,944	$ 8,937,818
Cost of sales	(2,871,266)	(1,845,127)	(7,817,619)	(5,209,891)
Gross profit	2,022,492	2,085,376	5,498,325	3,727,927
Operating Expenses:
General and administrative expenses	1,373,148	4,084,866	4,285,021	6,216,528
Selling expenses	131,085	212,791	595,622	497,938
Research and development expenses	155,941	4,011	584,059	119,167
Total Operating Expenses	1,660,174	4,301,668	5,464,702	6,833,633
Income (Loss) from operations	362,318	(2,216,292)	33,623	(3,105,706)
Interest expense	(482,960)	(283,411)	(4,970,657)	(505,606)
Gain on change in fair market value of derivative liability	21,912		477,830
Loss before provision for income taxes	(98,730)	(2,499,703)	(4,459,204)	(3,611,312)
Provision for income taxes
Net loss	$ (98,730)	$ (2,499,703)	$ (4,459,204)	$ (3,611,312)
Net loss per common share	$ 0.00	$ (0.04)	$ (0.1100)	$ (0.07)
Basic and diluted weighted average common shares outstanding	69,418,903	67,492,714	31,967,449	49,112,016